Shareholders’ Deficit - Schedule of Stock Warrants (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Warrants [Line Items]
Number of Outstanding at beginning of the period	1,014,932	774,146
Weighted Average Exercise Price, Outstanding at beginning of the period	$ 16.25	$ 20.48
Number of Granted during the period	69,333	302,308
Weighted Average Exercise Price, Granted during the period	$ 2.26	$ 6.38
Number of Exercised during the period
Weighted Average Exercise Price, Exercised during the period
Number of Expired during the period	(279,914)	(61,522)
Weighted Average Exercise Price, Expired during the period	$ (12.61)	$ (27.84)
Number of Outstanding at end of the period	804,351	1,014,932
Weighted Average Exercisable at end of the period	$ 16.31	$ 16.43
Number of Exercisable at end of the period	804,351	1,014,888
Number of Weighted average remaining life	$ 16.31	$ 16.43
Weighted average remaining life	4 years 4 months 24 days	3 years 7 months 6 days